Finance income and costs	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Finance income and costs	Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2022	2021	2022	2021
	€m	€m	€m	€m
Finance income
Net foreign exchange gains on translation of financial assets and liabilities	2.7	—	3.6	—
Total finance income	2.7	—	3.6	—
Interest expense (a)	(14.4)	(14.2)	(28.7)	(27.6)
Net impairment loss on short term investments	—	—	—	(12.4)
Net foreign exchange losses arising on translation of financial assets and liabilities	—	(0.5)	—	(12.1)
Net pension interest costs	(0.7)	(0.4)	(1.4)	(0.8)
Amortization of borrowing costs	(0.5)	(0.5)	(1.0)	(1.0)
Net fair value losses on derivatives held at fair value through profit or loss	(3.2)	(1.6)	(3.2)	(3.6)
Financing costs incurred on new or amended debt (b)	—	(17.9)	—	(17.9)
Total finance costs	(18.8)	(35.1)	(34.3)	(75.4)
Net finance costs	(16.1)	(35.1)	(30.7)	(75.4)